Financial Instruments - Interest Rate Swaps (Details) - Cash Flow Hedging - Interest Rate Swaption - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Notional Amount		$ 1,700.0
Tranche One
Derivative [Line Items]
Notional Amount		300.0
Tranche Two
Derivative [Line Items]
Notional Amount		700.0
Tranche Three
Derivative [Line Items]
Notional Amount		200.0
Tranche Four
Derivative [Line Items]
Notional Amount		300.0
Tranche Five
Derivative [Line Items]
Notional Amount		50.0
Tranche Six
Derivative [Line Items]
Notional Amount		100.0
Tranche Seven
Derivative [Line Items]
Notional Amount		$ 50.0
Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount			$ 1,700.0
Designated as Hedging Instrument | Tranche One
Derivative [Line Items]
Effective Date		May 23, 2018	May 23, 2018
Notional Amount			$ 300.0
Fixed Rate Paid (as percent)		2.915%	2.915%
Maturity Date		Mar. 24, 2025	Mar. 24, 2025
Designated as Hedging Instrument | Tranche Two
Derivative [Line Items]
Effective Date		May 23, 2018	May 23, 2018
Notional Amount			$ 700.0
Fixed Rate Paid (as percent)		2.915%	2.915%
Maturity Date	[1]	Mar. 24, 2025	Mar. 24, 2025
Designated as Hedging Instrument | Tranche Three
Derivative [Line Items]
Effective Date		Jun. 25, 2018	Jun. 25, 2018
Notional Amount			$ 200.0
Fixed Rate Paid (as percent)		2.723%	2.723%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Tranche Four
Derivative [Line Items]
Effective Date		Jul. 31, 2018	Jul. 31, 2018
Notional Amount			$ 300.0
Fixed Rate Paid (as percent)		2.885%	2.885%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Tranche Five
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount			$ 50.0
Fixed Rate Paid (as percent)		2.744%	2.744%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Tranche Six
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount			$ 100.0
Fixed Rate Paid (as percent)		2.808%	2.808%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Designated as Hedging Instrument | Tranche Seven
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount			$ 50.0
Fixed Rate Paid (as percent)		2.728%	2.728%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025

[1]	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022